Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 20, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 08, 2018
Restricted cash		$ 59,237		$ 334,083	$ 29,498
Allowances for doubtful accounts				159,500	155,000
Allowance for bad debt
In-transit inventory				4,203,400	6,148,000
Allowance for inventory				39,300	39,300
Reduction of inventory					(88,584)	$ 88,600
Due from related party for future shipments		1,261,648		$ 1,139,619	0
Foreign currency translation, description				The rates used in the financial statements as presented for December 31, 2018 and 2017 were 1.336 and 1.289 US dollar to UK pound sterling, respectively.
Foreign currency translation adjustment		$ (53,850)	$ 5,096	$ (38,622)	56,010
Advertising expenses				127,000	108,000
Due to suppliers				$ 1,297,800
Stock option exercised
Warrant exercise							172,000
Interest paid to related party				$ 174,600	162,300
Effective income tax rate				1.47%
Interest and penalties
Retained earnings adjustment				$ (81,520)
Pro Forma [Member]
Effective income tax rate				1.36%	68.09%
Warrant [Member]
Warrant exercise				353,250
Stock Option [Member]
Stock option exercised				6,240,000
Series A Convertible Preferred Stock [Member]
Shares outstanding				1,413
Converted into common shares				706,500
Three Customers [Member] | Revenue [Member]
Concentration Risk percentage				65.00%	63.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk percentage				65.00%	66.00%
Three Suppliers [Member]
Concentration Risk percentage				86.00%	75.00%
Indonesia and Philippines [Member]
Concentration Risk percentage				93.00%
Indonesia, Philippines, and China [Member]
Concentration Risk percentage					93.00%
Bacolod [Member]
Concentration Risk percentage				49.00%	53.00%
Supplier [Member]
Outstanding accounts payable	$ 388,199
Due to suppliers	$ 1,465,000